Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary Of Reconciliation Of The Shares Of Class A Common Stock
As of December 31, 2020, the shares of Class A common stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2020
Gross proceeds	$750,000,000
Less:
Proceeds allocated to public warrants	$(19,587,038)
Class A shares issuance costs	$(41,163,224)
Plus:
Accretion of carrying value to redemption value	$60,750,262

Class A common stock subject to possible redemption	$750,000,000